Right-of-Use Assets (Details) - USD ($)		12 Months Ended
	Aug. 01, 2022	Dec. 31, 2023	Dec. 31, 2022
Right-of-Use Assets (Details) [Line Items]
Amortization
Discontinued operations [member]
Right-of-Use Assets (Details) [Line Items]
Amortization			$ 55,041
Right-of-use assets [member]
Right-of-Use Assets (Details) [Line Items]
Amortization		$ 205,424	143,805
Impact of loss of control			$ 1,745,205
Office Lease [Member]
Right-of-Use Assets (Details) [Line Items]
Monthly lease payment	$ 20,000
Term of lease	2 years